Share-based payments	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments	28 Share-based payments
The Group operates a number of share-based payment arrangements of which the three principal ones are:
Performance Share Plan (PSP):
Since 2020, performance-related conditional awards under which shares are released automatically following a three-year vesting period (five-year period for the Executive Directors).
For awards granted in 2021 and 2020 vesting is subject to performance conditions measured over a three-year period (for all awards), based on earnings per share (40% of grant), operating cash flow (20% of grant), total shareholder return (20% of grant) and net turnover (20% of grant). Total shareholder return combines the share price and dividend performance of the Company by reference to a comparator group.
For 2024, 2023 and 2022 awards, the performance conditions are based on earnings per share (30% of grant), operating cash flow (20% of grant), total shareholder return (20% of grant), net turnover (15% of grant) and New Categories revenue growth (15% of grant). Performance measurements are tested based on performance during the three-year period beginning on 1 January in the year of grant.
For 2025 awards, the performance conditions are based on earnings per share (25% of grant), operating cash flow (20% of grant), total shareholder return
(20% of grant), return on capital employed (15% of grant), New Categories contribution margin (10% of grant) and Smokeless net turnover (10% of grant).
Participants are not entitled to dividends prior to the vesting or exercise of the awards. A cash equivalent dividend accrues through the vesting period (other than for the Executive Directors where additional shares are delivered in lieu of cash) and is paid on vesting after three years from the grant date. Both equity and cash-settled PSP awards are granted in March and September each year.
In the U.S., PSP awards are made over BAT American Depository Shares (ADSs).
Restricted Share Plan (RSP):
Introduced in 2020, conditional awards under which shares are released up to three years from date of grant, subject to a continuous employment condition during the vesting period. Participants are not entitled to dividends prior to shares vesting. A cash equivalent dividend accrues through the vesting period and is paid on vesting. Both equity and cash settled RSP awards are granted in March or September.
In the U.S., RSP awards are made over BAT American Depository Shares (ADSs).
Deferred Share Bonus Scheme (DSBS):
Granted in connection with annual bonuses, conditional awards under which shares are released three years from date of grant subject to a continuous employment condition during the three-year vesting period. A cash equivalent dividend accrues through the vesting period and is paid quarterly (other than for the Executive Directors where additional shares are delivered in lieu of cash). Both equity and cash-settled DSBS awards are granted in March each year.
The Group also has a number of other arrangements which are not material for the Group which include:
Sharesave Scheme (SAYE)
The UK tax advantaged scheme where options are granted in March each year by invitation at a 20% discount to the market price. Options under this equity-
settled scheme are exercisable at the end of a three-year or five-year savings contract. Participants are not entitled to dividends prior to the exercise of the options. The maximum amount that can be saved by a participant in this way is £6,000 in any tax year. All UK employees at the time of invitation are eligible to participate.
Share Reward Scheme (SRS)
The UK tax advantaged scheme where free shares are granted in April each year (up to an equivalent of £3,600 in any year) under the equity-settled schemes and are subject to a three-year holding period. Participants receive dividends during the holding period which are reinvested to buy further shares. The shares are held in a UK-based trust and are normally capable of transfer to participants tax-free after a five-year holding period. All UK employees employed as at 1
December in the year prior to grant are eligible to participate.
International Share Reward Scheme (ISRS)
Conditional shares are granted in April each year (up to an equivalent of £3,600 in any year) subject to a three-year vesting period. Dividend equivalents accrue through the vesting period and additional shares are delivered at vesting. Awards may be equity or cash-settled.
Partnership Share Scheme
The UK tax advantaged scheme where employees can allocate part of their pre-tax salary to purchase shares in British American Tobacco p.l.c. (maximum
£1,800 in any year). The shares purchased are held in a UK-based trust and are normally capable of transfer to participants tax-free after a five-year holding period. All UK employees are eligible to participate.
The amounts recognised in the income statement in respect of share-based payments were as follows:

			2025		2024		2023
	Notes	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m
PSP & RSP	28(a)	52	4	34	2	27	2
DSBS	28(b)	24	3	30	2	38	1
Other schemes		7	—	6	—	6	—
Total recognised in the income statement	3	83	7	70	4	71	3
Share-based payment liability
The Group issues to certain employees cash-settled share-based payments that require the Group to pay the intrinsic value of these share-based payments to the employee at the date of exercise. The Group has recorded liabilities in respect of vested and unvested grants at the end of 2025 and 2024:

		2025		2024
	Vested £m	Unvested £m	Vested £m	Unvested £m
PSP & RSP	—	4.1	(0.9)	2.0
DSBS	—	3.2	—	3.0
Total liability	—	7.3	(0.9)	5.0
(a) PSP & RSP
Details of the movements for the equity- and cash-settled LTI schemes during the years ended 31 December 2025 and 31 December 2024, were as follows:

		2025		2024
	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands
Outstanding at start of year	9,948	214	7,806	198
Granted during the period	4,225	104	5,128	135
Exercised during the period	(1,792)	(38)	(1,765)	(64)
Forfeited during the period	(1,188)	(36)	(1,221)	(55)
Outstanding at end of year	11,193	244	9,948	214
Exercisable at end of year	129	—	369	11
As at 31 December 2025, the Group has 11,193,000 shares (2024: 9,948,000 shares) outstanding which includes 1,914,647 shares (2024: 1,804,531 shares)
which are related to Reynolds American LTI awards from which nil shares (2024: nil shares) are exercisable at the end of the year.
The weighted average British American Tobacco p.l.c. share price at the date of exercise for share options exercised during the period was £32.79 (2024:
£24.56; 2023: £27.65) for equity-settled and £33.11 (2024: £24.51; 2023: £25.85) for cash-settled options.
The weighted average British American Tobacco p.l.c. share price for ADS on the New York Stock Exchange at the date of exercise for share options exercised during the period relating to equity-settled Reynolds American LTIP awards was US$35.93 (2024: US$35.68; 2023: US$39.39).
The outstanding shares for the year ended 31 December 2025 had a weighted average remaining contractual life of 1.4 years (2024: 1.5 years; 2023: 1.5 years) for the equity-settled scheme, 1.8 years for Reynolds American equity-settled scheme (2024: 1.8 years; 2023: 1.8 years) and 1.4 years (2024: 1.6 years;
2023: 1.5 years) for the cash-settled share-based payment arrangements.
(b) Deferred Share Bonus Scheme
Details of the movements for the equity- and cash-settled DSBS scheme during the years ended 31 December 2025 and 31 December 2024, were as follows:

		2025		2024
	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands
Outstanding at start of year	3,536	185	3,851	261
Granted during the period	665	19	1,053	48
Exercised during the period	(1,318)	(84)	(1,287)	(103)
Forfeited during the period	(39)	(7)	(81)	(21)
Outstanding at end of year	2,844	113	3,536	185
Exercisable at end of year	—	—	—	1
The weighted average British American Tobacco p.l.c. share price at the date of exercise for share options exercised during the financial year was £32.48
(2024: £24.57; 2023: £27.39) for equity-settled and £34.68 (2024: £24.47; 2023: £25.56) for cash-settled options.
The outstanding shares for the year ended 31 December 2025 had a weighted average remaining contractual life of 1.0 years (2024: 1.2 years; 2023: 1.3 years) for the equity-settled scheme and 0.9 years (2024: 1.2 years; 2023: 1.3 years) for the cash-settled scheme.
Valuation assumptions
Assumptions used in the Black-Scholes models to determine the fair value of share options at grant date were as follows:

		2025		2024
	PSP & RSP	DSBS	PSP & RSP	DSBS
Expected volatility (%)	23.0	23.0	25.0	25.0
Average expected term to exercise (years)	3.0	3.0	3.0	3.0
Risk-free rate (%)	4.2	4.2	4.0	4.0
Expected dividend yield (%)	7.5	7.5	9.8	9.8
Share price at date of grant (£)	31.79	31.79	23.84	23.84
Fair value at grant date (£)*	23.44 / 25.37	25.37	15.92/17.75	17.75
Fair value at grant date (£)* – Management Board	20.61 / 25.37	25.37	13.38/17.75	17.75
Note:
*Where two figures have been quoted for the Long-Term Incentive Plan, the numbers relate to PSP and RSP awards, respectively.
Market condition features were incorporated into the Monte-Carlo models for the total shareholder return elements of the PSP, in determining fair value at grant date. Assumptions used in these models were as follows:

	2025	2024
	PSP	PSP
Average share price volatility FMCG comparator group (%)	22	24
Average correlation FMCG comparator group (%)	27	30
Fair values determined from the Black-Scholes and Monte-Carlo models use assumptions revised at the end of each reporting period for cash-settled share-
based payment arrangements.
The expected British American Tobacco p.l.c. share price volatility was determined taking account of the return index (the share price index plus the dividend reinvested) over a five-year period. The FMCG share price volatility and correlation was also determined over the same periods. The average expected term to exercise used in the models has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions and behavioural conditions, forfeiture and historical experience.
The risk-free rate has been determined from market yield curves for government gilts with outstanding terms equal to the average expected term to exercise for each relevant grant. The expected dividend yield was determined by calculating the yield from the last two declared dividends divided by the grant share price.
In addition to these valuation assumptions, LTI awards, excluding RSP, contain earnings per share performance conditions. As these are non-market performance conditions they are not included in the determination of fair value of share options at the grant date, however, they are used to estimate the number of awards expected to vest. This payout calculation is based on expectations published in analysts’ forecasts.